Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount		SHORT-TERM INVESTMENTS - 102.1%					Fair Value
		U.S. TREASURY SECURITIES - 99.1%		Yield Rate (%)	Maturity
$ 90,000,000		U.S. Treasury Bill		2.02	2/2/2023		$ 89,990,016
94,000,000		U.S. Treasury Bill		3.76	2/9/2023		93,912,919
86,500,000		U.S. Treasury Bill*		4.06	2/16/2023		86,346,418
49,000,000		U.S. Treasury Bill*		4.32	2/23/2023		48,867,072
137,000,000		U.S. Treasury Bill		4.33	3/2/2023		136,513,860
82,000,000		U.S. Treasury Bill*		4.42	3/9/2023		81,634,362
3,500,000		U.S. Treasury Bill*		4.46	3/23/2023		3,478,309
136,000,000		U.S. Treasury Bill*		4.50	4/6/2023		134,918,347
134,500,000		U.S. Treasury Bill*		4.51	3/30/2023		133,542,353
225,000,000		U.S. Treasury Bill*		4.55	4/13/2023		222,997,579
46,000,000		U.S. Treasury Bill*		4.57	4/27/2023		45,510,435
180,000,000		U.S. Treasury Bill		4.58	4/20/2023		178,235,006
		TOTAL U.S. TREASURY SECURITIES (Cost - $1,256,118,830)					1,255,946,676

Shares
		MONEY MARKET FUND - 3.0%
38,426,846		First American Treasury Obligations Fund - Institutional Shares, 4.24% + (Cost - $38,426,846)					38,426,846

		TOTAL INVESTMENTS - 102.1% (Cost - $1,294,545,676)					$ 1,294,373,522
		LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (2.1) %					(27,229,833)
		NET ASSETS - 100.0%					$ 1,267,143,689

+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2023.
* All or a portion of this security is segregated as collateral for swap contracts.

TOTAL RETURN SWAPS
Notional Amount at January 31, 2023	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 270,463,710	2,651,605	iShares Core U.S. Aggregate Bond ETF	OBFR	34 bps	6/9/2023	JPM	$ -	$ (6,327,782)
7,457,885	77,254	iShares Core U.S. Aggregate Bond ETF	OBFR	34 bps	12/15/2023	JPM	-	274,716
9,951,927	99,260	iShares Core U.S. Aggregate Bond ETF	OBFR	32 bps	2/29/2024	JPM	-	(5,372)
8,508,633	87,569	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	34 bps	5/8/2023	JPM	-	(722,912)
17,342,138	188,604	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	34 bps	6/6/2023	JPM	-	(611,028)
67,245,780	742,473	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	34 bps	6/9/2023	JPM	-	(1,358,505)
25,292,668	278,193	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	34 bps	7/7/2023	JPM	-	(677,298)
666,076	7,681	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	34 bps	1/12/2024	JPM	-	10,205
33,913,749	382,150	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	32 bps	2/29/2024	JPM	-	(323,314)
30,585,380	249,912	iShares TIPS Bond ETF	OBFR	17 bps	5/8/2023	JPM	-	(2,601,404)
76,110,316	628,216	iShares TIPS Bond ETF	OBFR	17 bps	5/19/2023	JPM	-	(5,675,000)
22,028,038	182,292	iShares TIPS Bond ETF	OBFR	17 bps	5/22/2023	JPM	-	(1,587,706)
64,818,372	549,978	iShares TIPS Bond ETF	OBFR	17 bps	7/7/2023	JPM	-	(4,334,545)
83,061,176	713,952	iShares TIPS Bond ETF	OBFR	17 bps	9/8/2023	JPM	-	(5,522,430)
6,802,774	63,515	iShares TIPS Bond ETF	OBFR	17 bps	12/15/2023	JPM	-	90,719
28,965,551	264,593	iShares TIPS Bond ETF	OBFR	17 bps	2/29/2024	JPM	-	(221,135)
14,363,345	34,710	SPDR S&P 500 ETF Trust	OBFR	24 bps	6/9/2023	JPM	-	(385,387)
43,272,491	103,674	SPDR S&P 500 ETF Trust	OBFR	24 bps	7/6/2023	JPM	-	(1,477,187)
75,872	189	SPDR S&P 500 ETF Trust	OBFR	24 bps	7/13/2023	JPM	-	360
2,544,341	6,142	SPDR S&P 500 ETF Trust	OBFR	24 bps	9/8/2023	JPM	-	(71,282)
11,837,101	29,860	SPDR S&P 500 ETF Trust	OBFR	24 bps	10/6/2023	JPM	-	219,510
10,493,624	28,919	SPDR S&P 500 ETF Trust	OBFR	24 bps	11/3/2023	JPM	-	1,173,043
9,088,788	22,933	SPDR S&P 500 ETF Trust	OBFR	24 bps	1/12/2024	JPM	-	252,880
22,787,765	56,366	SPDR S&P 500 ETF Trust	OBFR	24 bps	2/29/2024	JPM	-	121,000
1,786,459	36,964	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	3/1/2023	JPM	-	(89,728)
3,336,117	67,656	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	3/8/2023	JPM	-	(111,765)
5,923,995	126,446	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	4/3/2023	JPM	-	(112,936)
6,053,922	127,666	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	4/4/2023	JPM	-	(188,387)
5,214,346	111,728	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	4/10/2023	JPM	-	(80,064)
16,462,523	342,755	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	5/4/2023	JPM	-	(743,560)
7,893,038	162,911	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	5/5/2023	JPM	-	(423,250)
26,807,140	557,094	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	5/8/2023	JPM	-	(1,258,327)

Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2023

TOTAL RETURN SWAPS (Continued)
Notional Amount at January 31, 2023	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 7,059,489	150,063	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	5/19/2023	JPM	$ -	$ (174,662)
3,053,035	66,733	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	6/6/2023	JPM	-	12,091
6,806,452	159,056	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	9/8/2023	JPM	-	447,375
2,113,859	57,839	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	11/3/2023	JPM	-	532,173
5,448,424	126,704	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	1/12/2024	JPM	-	397,048
59,049,782	1,290,810	Vanguard FTSE Developed Markets Index ETF	OBFR	29 bps	2/29/2024	JPM	-	10,122
11,672,812	256,657	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	29 bps	5/19/2023	JPM	-	(708,693)
20,918,954	482,535	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	29 bps	6/5/2023	JPM	-	(270,406)
43,494,564	1,050,119	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	29 bps	9/8/2023	JPM	-	1,300,577
4,220,047	99,694	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	29 bps	9/29/2023	JPM	-	37,238
15,191,248	419,416	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	29 bps	11/24/2023	JPM	-	2,602,046
16,469,577	406,830	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	29 bps	1/12/2024	JPM	-	930,352
4,141,564	104,956	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	29 bps	2/5/2024	JPM	-	290,198
906,072	21,744	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	29 bps	2/20/2024	JPM	-	12,061
5,752,589	133,192	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	2/29/2024	JPM	-	(128,632)
41,215,775	413,813	Vanguard Real Estate Index ETF	OBFR	26 bps	7/6/2023	JPM	-	(3,247,858)
56,369	581	Vanguard Real Estate Index ETF	OBFR	26 bps	7/10/2023	JPM	-	(3,059)
3,447,629	36,960	Vanguard Real Estate Index ETF	OBFR	26 bps	8/22/2023	JPM	-	(68,844)
4,948,685	51,031	Vanguard Real Estate Index ETF	OBFR	26 bps	9/8/2023	JPM	-	(281,864)
10,554,459	130,835	Vanguard Real Estate Index ETF	OBFR	26 bps	12/4/2023	JPM	-	1,438,797
26,360,882	306,441	Vanguard Real Estate Index ETF	OBFR	26 bps	1/12/2024	JPM	-	1,839,286
13,865,464	155,448	Vanguard Real Estate Index ETF	OBFR	24 bps	2/29/2024	JPM	-	287,874
							$ -	$ (27,514,651)
# Each total return swap accesses a single exchange-traded fund as referenced below and settles to cash upon termination of the swap.
^ Includes accrued dividend and interest income, and swap fees.
ETF - Exchange-Traded Fund
JPM - JP Morgan
OBFR - Overnight Bank Funding Rate